SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of assets measured at fair value on a non-recurring basis (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	¥ 500	¥ 38,940		$ 70
Property and equipment, loss	0	199,575	¥ 313,354
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Apartment rental agreements	13,475	75,883
Trademarks		76,038
Property and equipment, loss	0	199,575	¥ 313,354
Apartment rental agreements loss	29,550
Trademarks, loss	70,606
Fair Value, Inputs, Level 3 | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Apartment rental agreements	¥ 13,475	75,883
Trademarks		¥ 76,038